Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio
Initial Class, Service Class, and Service Class 2
April 28, 2020
Summary Prospectus

Effective October 1, 2020, Andrew Sergeant no longer serves as co-manager of the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore (portfolio manager) has managed the fund since October 2016.

VOVS-SUM-20-01 1.9900260.100	August 31, 2020

Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio
Investor Class
April 28, 2020
Summary Prospectus

Effective October 1, 2020, Andrew Sergeant no longer serves as co-manager of the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore (portfolio manager) has managed the fund since October 2016.

VIPOVRSR-INV-SUM-20-01 1.986278.101	August 31, 2020

Supplement to the
Fidelity® Variable Insurance Products
Overseas Portfolio
Initial Class, Service Class, and Service Class 2
April 28, 2020
Summary Prospectus

Effective October 1, 2020, Andrew Sergeant no longer serves as co-manager of the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the heading “Investment Adviser”.

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Effective October 1, 2020, the following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Vincent Montemaggiore (portfolio manager) has managed the fund since October 2016.

VOVS-ND-SUM-20-01 1.9900262.100	August 31, 2020